SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549
                                    FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  /   /
                                                                          ---


         Pre-Effective Amendment No.                                    /   /

         Post-Effective Amendment No.    4                              / X /


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT                /   /
OF 1940


         Amendment No.   5                                             / X /


                        (Check appropriate box or boxes.)

Firstar Select Funds - File Nos.333-23987 and 811-8155
------------------------------------------------------
 (Exact Name of Registrant as Specified in Charter)

431 North Pennsylvania Street, Indianapolis, Indiana           46204
----------------------------------------------------           -----
  (Address of Principal Executive Offices)                  (Zip Code)


Registrant's Telephone Number, including Area Code:   317-917-7000
                                                      ------------


Jennie Carlson, c/o Firstar Bank, N.A.,425 Walnut Street, Cincinnati, Ohio 45202
-------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

                                  With copy to:
            Donald S. Mendelsohn, Brown, Cummins & Brown Co., L.P.A.
                    3500 Carew Tower, Cincinnati, Ohio 45202

Approximate Date of Proposed Public Offering:   _____________________

It is proposed that this filing will become effective:


/ / immediately upon filing pursuant to paragraph (b) / / on __________________ pursuant to paragraph (b)
/X/ 60 days after  filing  pursuant  to  paragraph  (a)(1)
/ / on (date)  pursuant  to  paragraph  (a)(1)
/ / 75 days  after  filing  pursuant  to paragraph (a)(2)
/ / on (date) pursuant to paragraph (a)(2) of Rule 485.


If appropriate, check the following box:

/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                           STAR SELECT REIT-PLUS FUND



PROSPECTUS                                                        August 1, 1999

                          431 North Pennsylvania Street
                           Indianapolis, Indiana 46204

                 For Information, Client Services and Requests:
                                 (800) 677-FUND






As with all mutual funds, the Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved of the Fund's shares. It is a criminal offense to state otherwise.

 .REIT-PLUS FUND

Investment Goal

     The REIT-Plus Fund's investment objective is to provide above average income and long-term growth of capital.

Investment Policies and Portfolio Securities

     The fund attempts to achieve its investment goal by investing primarily in real estate investment trusts ("REITs") plus other real estate related equity securities (including common stock, preferred stock and securities convertible into common stock). Under normal circumstances, the fund will invest at least 65% of its total assets in real estate related equity securities, including at least 50% of its total assets in REITs. The fund will invest primarily in equity REITs that invest in office, residential, retail, industrial and specialty properties. The fund may also invest in mortgage REITs that invest in real estate mortgages. Real estate related equity securities also include those issued by real estate developers, companies with substantial real estate holdings (for investment or as part of their operations), as well as companies whose products and services are directly related to the real estate industry, such as building supply manufacturers, mortgage lenders or mortgage servicing companies.

     The adviser selects securities and attempts to maintain an acceptable level of risk largely through the use of quantitative and analytical measurement techniques. The adviser considers the following factors when using this research technique:

     o        price/funds from operations,
     o        historical and projected income growth rates,
     o        management strategy,
     o        real estate portfolio analysis,
     o        market capitalization,
     o        average daily trading volume and
     o        credit structure

     The investment adviser uses quantitative and analytical models together with economic forecasts in the assessment of risk and volatility of the company and its sector. When selling securities, the adviser considers three factors:
(1) Have the objectives of the fund been met? (2) Has the attractiveness of the securities deteriorated? (3) Has the adviser's outlook changed? If the adviser can answer each question positively, then the adviser will sell the securities.

Temporary Investments

     To respond to adverse market, economic, political or other conditions, the fund may invest up to 100% of its assets in U.S. and foreign short-term money market instruments. The fund may invest up to 35% of its assets in these securities to maintain liquidity. Some of the short-term money market instruments include:

     o    commercial paper
     o certificates of deposit, demand and time deposits and bankers' acceptances
     o    U.S. government securities
     o    repurchase agreements
     o    money market funds

     To the extent the fund engages in this temporary, defensive strategy, the fund may not achieve its investment objective. To the extent the fund invests in money market funds, shareholders will be subject to duplicative management fees.

Principal Investment Risks

     The main risks of investing in the fund are:

          Stock Market Risk: the fund is subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the fund is likely to decline in value. Therefore, you may lose money if the value of the fund declines.

          Stock Selection Risk: The stocks selected by the investment adviser may decline in value or not increase in value when the stock market in general is rising.

          Real Estate Industry Risks: The concentration of the fund's investments in the real estate industry will subject the fund to risks in addition to those that apply to the general equity markets.
          Economic, legislative or regulatory developments may occur which significantly affect the entire real estate industry and thus may subject the fund to greater market fluctuations than a fund that does not concentrate in particular industry. In addition, the fund will generally be subject to risks associated with direct ownership of real estate, such as decreases in real estate values or fluctuations in rental income caused by a variety of factors, including increases in interest rates, increases in property taxes and other operating costs, casualty or condemnation losses, possible environmental liabilities and changes in supply and demand for properties.

          Real Estate Investment Trust Risks: Some of the risks of equity and mortgage REITs are that they depend on management skills and are not diversified. As a result, REITs are subject to the risk of financing either single projects or any number of projects. REITs depend on heavy cash flow and may be subject to defaults by borrowers and self-liquidation. Additionally, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts. Mortgage REITS may be affected by the quality of any credit extended. The adviser tries to minimize these risks by selecting REITs diversified by sector (i.e. shopping malls, apartment building complexes, health care facilities) and geographic location.

          Small and Medium Size Companies Risk: The fund may invest in the stocks of small to medium-sized companies. Small and medium size companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the fund's portfolios.

          Liquidity Risk: Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and price that the investment adviser would like to sell. The adviser may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance.

          The Statement of Additional Information contains more information about the fund and the types of securities in which it may invest.


Who May Want to Invest

                                            The fund may be appropriate for people who:

An investment in the
fund is not a deposit of                             o    wish to invest for the long term
Firstar Bank and is not                              o    want to diversify their portfolios
insured or guaranteed by                             o    want to allocate some portion of their long-term
the Federal Deposit                                       investments to real estate securities
Insurance Corporation                                o    are willing to accept a high degree of volatility and
or any other government                                   risk in exchange for the opportunity to realize
agency.                                                   greater financial gains in the future

                                            The fund may not be appropriate for people who:

                                                     o        are investing for short terms
                                                     o        are risk adverse

Past Performance

     The bar chart and table below illustrate the variability of the fund's returns. The bar chart indicates the risks of investing in the fund by showing the changes in the fund's performance from year to year (on a calendar basis). The table shows how the fund's average annual returns over time compare with broad measures of market performance. The fund is the successor to the portfolio of a common trust fund managed by the adviser for over ten years. At the fund's commencement of operations, the assets from the common trust fund were transferred to the fund in exchange for Class Y shares. The adviser has represented that the fund's investment objective, policies and limitations are in all material respects identical to those of the common trust fund.

     The performance information of the Class Y shares includes the performance of the common trust fund for periods before the fund's registration as a mutual fund became effective. The common trust fund's performance was adjusted to reflect expenses of 1.34% (the percentage of expenses estimated for the fund in its original prospectus). The common trust fund was not registered as a mutual fund and therefore was not subject to certain investment restrictions that are imposed on the fund. If the common trust fund had been registered as a mutual fund, the performance may have been adversely affected. The fund's past performance is not necessarily an indication of how the fund will perform in the future.

REIT-Plus Fund- C Shares
Calendar Year Return
(bar chart as of 12/31/98 return)



         Best Quarter:              Q__     19__              ____%
         Worst Quarter              Q__     19__              ____%

--------------------------------------------------------------------------------
Average annual total return    1 Year     Five Year    10 Year        Since
Through 12/31/98                                                      Inception
--------------------------------------------------------------------------------
REIT-Plus Fund
      B shares1                 N/A          N/A         N/A            ___%
      C shares2                ___%          ___%        ___%           ___%
Morgan Stanley                 ___%          ___%        ___%           ___%
REIT Index
--------------------------------------------------------------------------------
1      B Shares commenced operations on April 1, 1999
2      C Shares commenced operations on June 24, 1997
3 The Morgan Stanley REIT Index is an unmanaged index comprised of the most actively traded REITs.

FUND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

------------------------------------------- -------------------- ---------------
Shareholder Fees (fees paid directly from   Class B              Class Y
your investment)
------------------------------------------- -------------------- ---------------

Maximum Sales Charge (Load)                 None                 None
Imposed on Purchases (as a percentage of
offering price)
------------------------------------------- -------------------- ---------------
Maximum Deferred Sales Charge (Load) 3      5.00%                None
(as a percentage of offering price)
------------------------------------------- -------------------- ---------------
Maximum Sales Charge (Load) Imposed on      None                 None
Reinvested Dividends
------------------------------------------- -------------------- ---------------
Redemption Fee                              None                 None
------------------------------------------- -------------------- ---------------
Exchange Fee                                None                 None
------------------------------------------- -------------------- ---------------
Annual Fund Operating Expenses (expenses      Class B           Class Y
deducted from fund assets)
--------------------------------------------- ----------------- ----------------
Management Fees                               0.75%             0.75%
--------------------------------------------- ----------------- ----------------
Distribution and Service (12b-1) Fees 4       None              None
--------------------------------------------- ----------------- ----------------
Other Expenses 5                              12.63%            0.72%
--------------------------------------------- ----------------- ----------------
Total Annual Fund Operating Expenses          13.38%            1.47%
--------------------------------------------- ----------------- ----------------
Expense Reimbursement6                        11.78%            n/a
--------------------------------------------- ----------------- ----------------
Net Fund Operating Expenses                   1.60%             1.47%
--------------------------------------------- ----------------- ----------------


Example The example below is intend to help you compare the cost of investing the fund with the cost of investing in other mutual funds. This example assumes that:
1. You invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods.
2.   Your investment has a 5% return each year, and
3. The fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


--------------------- ------------------- ----------------------- ------------------------ ---------------------
                      1 Year              3 Years                 5 Years                  10 Years
--------------------- ------------------- ----------------------- ------------------------ ---------------------
Class B               $                   $                       $                        $
--------------------- ------------------- ----------------------- ------------------------ ---------------------
Class Y               $                   $                       $                        $
--------------------- ------------------- ----------------------- ------------------------ ---------------------


If you did not redeem your shares,  you would pay the following expenses:
--------------------------------

1 The contingent deferred sales charge is 5.00% in the first year, declining to 1.00% in the fifth year and 0.00% thereafter. See "Price of Shares."
2 The Trust has adopted a 12b-1 Plan which permits the Fund to pay up to 0.25% of average net assets as a 12-1 fee to the Fund's distributor. The Fund's expenses will not be affected by the 12b-1 Plan because the adviser does not intend to activate the Plan through July 31, 2000.
3 "Other Expenses" includes(1) administration fees, transfer agency fees and all other ordinary operating expenses of the fund not listed above, plus (2) an annual shareholder servicing fee of 0.25% of average daily net assets. For the foreseeable furture, the fund plans to limit the shareholder servicing fee to an annual rate of 0.10% of averge daily net assets.
4 The adviser has agreed to maintain the fund's Class B expenses until July 30, 2000 at the lesser of :a) 1.60%, or b) the ratio of operating expenses to average net assets for the Fund's Class Y Shares, for the same period.

--------------------- ------------------- ----------------------- ------------------------ ----------------------
                      1 Year              3 Years                 5 Years                  10 Years
--------------------- ------------------- ----------------------- ------------------------ ----------------------
--------------------- ------------------- ----------------------- ------------------------ ----------------------
Class B               $                   $                       $                        $
--------------------- ------------------- ----------------------- ------------------------ ----------------------
Class Y               $                   $                       $                        $
--------------------- ------------------- ----------------------- ------------------------ ----------------------

Class descriptions are on page ___.

MANAGEMENT OF THE FUND

     Investment Adviser The investment adviser for the fund is Firstar Bank, N.A. The adviser is located at 425 Walnut Street, Cincinnati, Ohio 45202. The investment decisions made by Firstar Bank are subject to direction of the fund's board of trustees. (The Statement of Additional Information contains more information regarding the board of trustees.) The adviser conducts investment research and supervision for the fund and is responsible for the purchase and sale of securities of the fund's portfolio. The adviser receives an annual fee from the fund for its services of 0.75% of its average daily assets.

     The adviser was solely owned by StarBanc Corporation until November 20, 1998 when StarBanc Corporation merged with Firstar Corporation. The new entity retained the "Firstar" name and Firstar Corporation is now the parent company of the adviser. Firstar Bank, N.A. was known as Star Bank, N.A. prior to the merger.

     The merger has produced no significant changes to the management of the adviser. Together, the two banks have become the 21st largest bank in the United States and have blended an expertise of trust administration and investments together with extensive knowledge in the mutual fund industry.

     Firstar Bank manages trust funds and collective investment funds having a market value in excess of $12 billion. As part of its regular banking operations, Firstar Bank may make loans to public companies. As a result, it may be possible for the funds to hold or acquire securities of companies that are also lending clients of Firstar Bank. The lending relationship will not be a factor in the selection of securities.

Portfolio Manager

     Karen Bowie has been responsible for the day-to-day management of the Fund's portfolio since March 1, 1999. Ms. Bowie has been a Senior Portfolio Manager and Vice President of Firstar Bank since January 1999. She is responsible for financial services research and portfolio management. From 1993 until January 1999 she served as Senior Portfolio Manager and Vice President of Investment Management of PNC Bank. Ms. Bowie earned a Doctor of Jurisprudence degree from the Salmon P. Chase College of Law in 1995, a Master of Business Administration degree from Xavier University in 1990, and a Bachelor of Business Administration degree from Xavier University in 1983. She also earned the Chartered Financial Analyst designation in 1987.

Fund  Administration,   Fund  Accounting,  Dividend  Disbursement,  and  Custody
Services

     Unified Fund Services, Inc. provides administrative, accounting and dividend disbursement services to the Firstar Select Funds and is located in Indianapolis, Indiana. Firstar Bank, N.A. the fund's investment adviser, also serves as custodian for the fund.

DISTRIBUTION OF SHARES

Distributor

     Unified Management Corporation, Inc. is the distributor for shares of the fund. Unified is based in Indianapolis, Indiana and is the distributor for a number of investment companies around the country.

Servicing

     The Adviser (not the fund) may pay certain financial institutions (which may include banks, securities dealers and other industry professionals), a "servicing fee" for performing certain administrative functions for fund shareholders. The servicing fee may amount to 0.25% of the average daily net assets serviced by the institution for each calendar quarter, although it is anticipated that no fee will be paid with respect to assets invested for more that one year.

DESCRIPTION OF CLASSES

Class B

     Class B shares are regular retail shares and may be purchased through broker-dealers. With class B shares, a sales charge may be imposed if you redeem your shares within a certain time period. If you redeem your class B shares within five full years of the date you purchased, a contingent deferred sales charge (CDSC) may be charged by the fund's distributor. For more information on the CDSC, see "The Price of Shares."

Class Y

     The C class of shares is available only to Firstar Bank's trust or institutional investors. With Class Y shares you do not pay any sales charges. The Class Y shares do pay investment management fees and other fees.

THE PRICE OF SHARES

How NAV is Determined

                                                                 ---------------------------------------
The net asset value (NAV) is calculated by taking the value of the fund's assets,  including interest on dividends accrued,
but not yet collected,  less all liabilities and dividing the                    NAV =
result by the number of shares outstanding.  The net asset                 Assets-Liabilities
value for the fund is determined as of the close of trading      --------------------------------------
(normally  4:00 p.m., Eastern time) on the New York Stock                 # outstanding shares
Exchange,  Monday through Friday, except on:
                                                                 ---------------------------------------

     o days on which there are insignificant changes in the value of the fund's portfolio securities to materially affect the net asset value
     o    days during which no shares are purchased or redeemed
     o    the following holidays

            o   New Year's Day                o   Good Friday         o  Labor Day
            o   Martin Luther King Jr's Day   o   Memorial Day        o  Thanksgiving Day
            o   Presidents' Day               o   Independence Day    o  Christmas Day

Determining Market Value of Securities

     Market or fair values of the fund's portfolio securities are determined as follows:

     1. For equity securities: according to the last sale price on a national securities exchange, if applicable.
     2. In the absence of recorded sales for listed equity securities: according to the mean between the last closing bid and asked prices.
     3.   For unlisted equity securities: latest bid prices
     4. For bonds and other fixed-income securities: as determined by an independent pricing service.
     5. For short-term obligations: according to the mean between bid and asked prices as furnished by an independent pricing service.
     6. For short-term obligations with remaining mature of 60 days or less at the time of purchase: at amortized cost.
     7. For all other securities: at fair value as determined in good faith by the Trustees.

What Shares Cost- Class B Shares

     If you purchase class B shares, you will pay the net asset value next determined after your order is received. There is no sales charge on this class at the time you purchase your shares. However, there is a contingent deferred sales charge on Class B shares at the time you redeem. Any applicable CDSC will be imposed on the lesser of the net asset value of the redeemed shares at the time of purchase or the net asset value of the redeemed shares at the time of redemption in the amount indicated by the table below:

------------------------------------ -----------------------------------
YEAR OF REDEMPTION AFTER PURCHASE    CONTINGENT DEFERRED SALES CHARGE
------------------------------------ -----------------------------------
Year 1                               5.00%
------------------------------------ -----------------------------------
Year 2                               4.00%
------------------------------------ -----------------------------------
Year 3                               3.00%
------------------------------------ -----------------------------------
Year 4                               2.00%
------------------------------------ -----------------------------------
Year 5                               1.00%
------------------------------------ -----------------------------------
Year 6                               0.00%
------------------------------------ -----------------------------------

In computing the amount of CDSC you could be charged, redemptions are deemed to have occurred in the following order:

     1. shares of the fund you purchased by reinvesting your dividends and long-term capital gains
     2. shares of the fund you held for more than five full years from the date of purchase
     3. shares of the fund you held for fewer than five full years on a first-in, first-out basis

     A redemption made under the Automatic Withdrawal Plan (see "Selling Shares") will not be assessed CDSC as long as annual redemptions do not amount to more than 10% of your initial balance. CDSC is also not charged on:

     o shares purchased by reinvesting your dividends or distributions of short or long-term capital gains
     o    shares held for more than five full years after purchase
     o    redemptions made following death or disability (as defined by the IRS)
     o redemptions made as minimum required distributions under an IRA or other retirement plan to a shareholder who is 7 1/2years old or older.
     o redemptions made in shareholder accounts that do not have the required minimum balance

What Shares Cost-Class Y Shares

     If you purchase Class Y shares you will pay their NAV next determined after your order is received. There is no sales charge on this class at any time.

PURCHASING SHARES

Opening an Account

     To open an account, first determine if you are buying class B or C shares (see page for class descriptions.) The minimum initial investment amounts for the fund are as follows:

     o    $1,000 for individuals
     o    $500 for Education IRA customers
     o $25 for Firstar Bank Connections Group Banking customers and Firstar Bank Employees and members of their immediate family, participants in the Firstar Bank Student Finance 101 Program who establish a systematic investment program and persons contributing to SIMPLE IRAs
     o $1,000 for trust or institutional customers of Firstar Bank ($1,000 may be determined by combining the amount in all mutual fund accounts you maintain with Firstar Bank)

Additional investments may be made in any amount.

Waivers-Class B Shares

     The following persons will not have to pay a sales charge on class B shares:

          o employees and retired employees of Firstar Bank (or Star Bank), Unified Management Corporation, or their affiliates, or of any bank or investment dealer who has a sales agreement with Unified Management Corporation with regard to the Fund, and members of their families (including parents, grandparents, siblings, spouses, children, and in-laws) of such employees or retired employees;
          o Firstar Trust customers of Firstar Corporation and its subsidiaries; and
          o    non-trust customers of financial advisers


Receipt of Orders

Shares may only be purchased on days the New York Stock
Exchange and the Federal Reserve wire system are open for     When making a redemption request,  make sure your request is
business.  Your order will be considered received after       in good order,  "Good order" means your letter of
your check is converted into federal funds and received by    instruction includes:
Firstar Bank (usually the next business day).  If you are     o        the name of the fund
paying with federal funds (wire),  your order will be         o        the number of shares or the dollar amount of shares
considered received when Firstar Bank receives the federal         to be redeemed
funds.                                                        o        signatures of all registered shareholders exactly
                                                                   as the shares are registered (guaranteed for IRAs)
                                                              o        the account registration number


Timing of Requests

     The price per share will be the net asset value next computed after the time your request is received in good order and accepted by the fund or the fund's authorized agent. All requests received in good order by the fund before 4:00 p.m. (Eastern time) will be executed on that same day. Requests received after 4:00 p.m. will be processed on the next business day.

Methods of Buying

------------------------------------------- ----------------------------------------- -----------------------------------------
                                            To Open an Account                        To Add to an Account
------------------------------------------- ----------------------------------------- -----------------------------------------

By telephone                                Call Firstar Select Funds at 1-800-677-   Call Firstar Select Funds at 1-800-677-
                                            FUND to place the order.  (Note: for      FUND to place the order.  (Note: for
* (Firstar Bank customers only)             security reasons, requests by telephone   security reasons, requests by telephone
                                            may be recorded.)                         may be recorded.)
------------------------------------------- ----------------------------------------- -----------------------------------------
By Mail                                     Make your check payable to"Firstar       Fill out the investment stub from an
                                            Select Funds."  Forward the check and     account statement, or indicate the fund
                                            your application to the address below.    name and account number on your check.
                                                                                      Make your check payable to "Firstar
                                                                                      Select Funds."  Forward the check and
                                                                                      stub to the address below.
------------------------------------------- ----------------------------------------- -----------------------------------------
By Federal Funds Wire                       Forward your application to  Firstar      Call Firstar Select Funds at
                                            Select Funds at the  address below.       1-800-677-FUND to notify of incoming
                                            Call 1-800-677- FUND to obtain an         wire.  Use the following instructions:
                                            account number.  Wire funds using the     Firstar Bank, N.A.
                                            instructions to the right.                ABA# 042000013
                                                                                      Credit: Unified Management Corporation
                                                                                      Account # 486464944
                                                                                      Further Credit:
                                                                                      Firstar Select REIT-Plus Fund
                                                                                      (designate Class B or C)
                                                                                      (your account #)


------------------------------------------- ----------------------------------------- -----------------------------------------
Automatic Investment Plan                   Open a fund account with one of the       If you didn't set up an automatic
                                            other methods.  If by mail,  be sure to   investment plan with your original
                                            include your checking account number on   application, call Firstar at
                                            the appropriate section of your           1-800-677-FUND.  Additional investments
                                            application.                              (minimum of $25 per period) will be
                                                                                      taken automatically monthly or
                                                                                      quarterly from your checking account.
------------------------------------------- ----------------------------------------- -----------------------------------------
Through Shareholder Service Organizations   To purchase shares for another            To purchase shares for another
                                            investor, call Firstar Select Funds at    investor, call Firstar Select Funds at
                                            1-800-677-FUND.                           1-800-677-FUND.
------------------------------------------- ----------------------------------------- -----------------------------------------


Address for Firstar Select Funds

     You should use the following address when sending documents by mail or by overnight delivery:

                    By Mail                            By Overnight Delivery:
                    -------                            ----------------------

          Firstar Select Funds                        Firstar Select Funds
          Client Services                             Client Services
          c/o Firstar Bank, N.A.                      c/o Firstar Bank, N.A.
          425 Walnut Street, ML 7135 Cincinnati,      425 Walnut Street, ML 7135
          Ohio  45202                                 Cincinnati, Ohio  45202



NOTE: The fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposits in the mail or with such services, or receipt at Firstar Bank's post office box of purchase applications or redemption requests do not constitute receipt by the funds.


SELLING SHARES

Methods of Selling
---------------------------------------------------------------- --------------------------------------------------------------
                                                                 To Sell Some or All of Your Shares
---------------------------------------------------------------- --------------------------------------------------------------
By telephone                                                     Call Firstar Select Funds at 1-800-677-FUND to sell any
                                                                 amount of shares. (NOTE: For security reasons, requests by telephone may be recorded.)
---------------------------------------------------------------- --------------------------------------------------------------
 By Mail                                                          Send a letter instructing the Firstar Select Funds to redeem the dollar amount of shares you wish.  The letter should
                                                                 contain the fund's name,  the account number and the number of shares or the dollar amount of shares to be redeemed.  Be sure to have all shareholders sign the letter.  If your
                                                                 account is an IRA,  signatures must be guaranteed.
---------------------------------------------------------------- --------------------------------------------------------------
By Federal Funds Wire                                            Call Firstar Select Funds at 1-800-677-FUND to request the amount of money you want.  Be sure to have all necessary
                                                                 information from your bank.  Your bank may charge a fee to receive wired funds.

---------------------------------------------------------------- --------------------------------------------------------------
Automatic Withdrawal Plan                                        Call Firstar Select Funds at 1-800-677-FUND to arrange for regular monthly or quarterly fixed withdrawal payments.  The minimum payment you may receive is $25 per period.  Note
                                                                 that this plan may deplete your investment and affect your income or yield.  Also, it isn't wise to make purchases of class B shares while participating in this plan because of the sales charges.
---------------------------------------------------------------- --------------------------------------------------------------
Shareholder Service Organization                                 Consult your account agreement for information on redeeming shares.
---------------------------------------------------------------- --------------------------------------------------------------

When Redemption Proceeds Are Sent to You

     Your shares may only be redeemed on days on which the fund compute its net asset value. Your redemption requests cannot be processed on days the New York Stock Exchange is closed or on federal holidays which restrict wire transfers.

All requests received in good order by Firstar Select Funds
before 3:30 p.m. (Eastern time),will normally be wired to the bank you indicate or  mailed on the following day to the
address of record.  In no event will proceeds be wired or a      When making a redemption request,  make sure your request is
check mailed more than 7 calendar days after Firstar receives    in good order,  "Good order" means your letter of
a proper redemption request.  If you purchase shares using a     instruction includes:
check and soon after request a redemption,  Firstar Select       o    the name of the fund
Funds will honor the redemption request, but will not mail the   o    the number of shares or the dollar amount of shares
proceeds until your purchase check has cleared (usually within        to be redeemed
12 business days).                                               o    signatures of all registered shareholders exactly
                                                                      as the shares are registered (guaranteed for IRAs)
                                                                 o    the account registration number

Value of Shares Sold

     Your shares will be redeemed at the net asset value next determined after Firstar Select Funds receives you redemption request in good order. In the case of class B shares, the applicable contingent deferred sales charge will be subtracted from your redemption amount or your account balance, per your instructions.

Accounts with Low Balances

     Due to the high cost of maintaining accounts with low balances, Firstar Select Funds may mail you a notice if your account falls below $1,000 requesting that you bring the account back up to $1,000 or close it out. If you do not respond to the request within 30 days , Firstar Select Funds may close the account on your behalf and send you the proceeds. If you have an account through a shareholder service organization, consult you account agreement for information on accounts with low balances.

Signature Guarantees

         You will need you signature guaranteed if:

               o    you are redeeming shares from an IRA account
               o you request a redemption to be made payable to a person not on record with the funds, or
               o you request that a redemption be mailed to an address other than that on record with the funds

     You may obtain signature guarantees from most trust companies, commercial banks or other eligible guarantor institutions.

DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAXES

Dividends and Capital Gains

     The fund declares and pays dividends on a quarterly basis. Unless you provide a written request to receive payment in cash, your dividends will automatically be reinvested in additional shares of the fund. Dividends paid in cash will be mailed to you via the U.S. Postal Service. Keep in mind, undeliverable checks or checks not deposited within six months will be reinvested in additional shares of the fund at the then current net asset value. Dividends paid in cash or in additional shares are treated the same for tax purposes.

     If the fund realizes capital gains, they will be distributed once every 12 months.

Tax Information

     The fund will pay no federal income tax because it expects to meet certain Internal Revenue Code requirements.

     Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions, received. This applies whether dividends and distributions are received in cash or as additional shares. All dividends paid by the funds and distributions of net realized short-term capital gains are taxable as ordinary income. Distributions paid by a fund from net realized long-term capital gains are taxable as long-term capital gain. The capital gain holding period and the applicable tax rate is determined by the length of time the fund has held the security and not the length of time that you have held shares in the fund. The fund expects that, because of its investment objective, distributions will consist of income and long- and short-term capital gains. The fund will provide you with detailed tax information for reporting purposes.

FINANCIAL HIGHLIGHTS

     The financial highlights table set forth below is intended to help you understand the fund's financial performance for the fund's period of operations. Most of the information reflects financial results with respect to a single fund share. The total returns in the table represent the rates that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by McCurdy & Associates CPA's., Inc., whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.

ADDITIONAL INFORMATION

     The investment objective of the fund may be changed without shareholder approval. You will be notified at least 30 days in advance of any change.

     Each share of the fund is subject to redemption at any time if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the shareholders of the fund.

YEAR 2000 ISSUE

     Like all financial service providers, the fund's investment adviser, the distributor and other third party service providers utilize systems that may be affected by year 2000 transition issues and other date related issues. The services provided to you and the fund by these service providers depend on the smooth functioning of their computer systems and those of other parties they deal with. Many computer software systems in use today cannot distinguish the year 2000 from the year 1900 because of the way dates are encoded and calculated. Such an event could have a negative impact on handling securities trades, payments of interest and dividends, pricing and account services. Although there can be no assurance at this time that there will be no adverse impact on the fund, the fund's service providers have advised the fund that they have been actively working on necessary changes to their computer systems to prepare for the year 2000. The fund's service providers expect that their systems, and those of other parities they deal with, will be adapted in time for that event. However, there can be no assurance that the computer systems of the companies in which the fund invests will be timely converted or that the value of such investments will not be adversely affected by the year 2000 issue.

Firstar Select Fund

FOR MORE INFORMATION

You may obtain the following and other information on the Firstar Select REIT-Plus Fund free of charge:

     o    Annual and Semi-Annual Reports to Shareholders

          The annual and semi-annual reports provide the fund's most recent financial reports and portfolio listings. The annual report contains a discussion of the market conditions and investment strategies that affected the fund's performance during the last fiscal year.

     o    Statement of Additional Information (SAI) dated ___________, 1999

          The SAI is incorporated into this prospectus by reference (i.e. legally made a part of this prospectus). The SAI provides more details about the fund's policies and management.



To receive any of these documents or prospectuses on the Firstar Select REIT-Plus Fund:

By telephone:
1-800-677-FUND

By mail:
Firstar Select Fund
Client Services
C/o Firstar Bank, N.A.
425 Walnut Street, ML 7135
Cincinnati, Ohio  45202

On the Internet:
Text only versions of fund documents can be viewed online or downloaded from: http://www.sec.gov [and http://www.firstarselectfunds.com]

     You may review and obtain copies of fund information (including the SAI) at the SEC Public Reference Room in Washington, D.C. Please call 1-800-SEC-0330 for information relating to the operation of the Public Reference Room. Copies of the information may be obtained for a fee by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-6009.



Investment Company Ad File # 811-8155

                          FIRSTAR SELECT REIT-PLUS FUND

A series of Firstar Funds

                       STATEMENT OF ADDITIONAL INFORMATION

                                 August 1, 1999


         This Statement of Additional Information ("SAI") is not a Prospectus. It should be read in conjunction with the Prospectus of Firstar Select REIT-Plus Fund dated August 1, 1999. This SAI incorporates by reference the financial statements and independent auditor's report from the Fund's Annual Report to Shareholders for the fiscal year ended March 31, 1999. A free copy of the Prospectus and Annual Report can be obtained by writing the Transfer Agent at 431 N. Pennsylvania Street, Indianapolis, Indiana 46204, or by calling 1-800-677-FUND.


                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS

                                                                            PAGE

DESCRIPTION OF THE TRUST AND FUND..............................................2

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS..........3

INVESTMENT LIMITATIONS.........................................................4

THE INVESTMENT ADVISER.........................................................6

TRUSTEES AND OFFICERS..........................................................7

PORTFOLIO TRANSACTIONS AND BROKERAGE...........................................8

DISTRIBUTION PLAN.............................................................10

SHAREHOLDER SERVICES PLAN.....................................................10

CONVERSION TO FEDERAL FUNDS...................................................10

DETERMINATION OF SHARE PRICE..................................................10

INVESTMENT PERFORMANCE........................................................11

CUSTODIAN.....................................................................12

TRANSFER AGENT AND ADMINISTRATOR..............................................12

ACCOUNTANTS...................................................................12

DISTRIBUTOR...................................................................12

FINANCIAL STATEMENTS..........................................................12

DESCRIPTION OF THE TRUST AND FUND

     Firstar Select REIT-Plus Fund (the "Fund") was organized as a diversified series of Firstar Funds (the "Trust"). The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated February 28, 1997 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund (the only series currently authorized by the Trustees) was organized on February 28, 1997, and commenced operations on June 24, 1997.



     The shares of the Fund are divided into two classes, designated Class B and Class C shares. The differing sales charges and other expenses applicable to the different classes of the Fund's shares may affect the performance of those classes. Broker/dealers and others entitled to receive compensation for selling or servicing Fund shares may receive more with respect to one class than another. The Board of Trustees of the Trust does not anticipate that there will be any conflicts among the interests of the holders of the different classes of Fund shares. On an ongoing basis, the Board will consider whether any such conflict exists and, if so, take appropriate action. More information concerning the classes of shares of the Fund may be obtained by calling Firstar Bank at 800-677-FUND.

     The Fund does not issue share certificates. All shares are held in non-certificate form registered on the books of the Fund and the Transfer Agent for the account of the shareholder. Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

     Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. The Trust will, if requested to do so by the holders of at least 10% of the Trust's outstanding shares, call a meeting of shareholders for the purpose of voting upon the question of removal of a trustee or trustees and will assist in communications with other shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of the Fund have equal voting rights and liquidation rights. A separate vote is taken by a class of shares of the Fund if a matter affects just that class of shares. The Declaration of Trust can be amended by the Trustees, except that any amendment that adversely effects the rights of shareholders must be approved by the shareholders affected.


     The Fund may determine to allocate certain of its expenses (in addition to 12b-1 fees) to the specific class of the Fund's shares to which those expenses are attributable. For example, a higher transfer agency fee per shareholder account may be imposed on a class of shares subject to a contingent deferred sales charge because, upon redemption, the duration of the shareholder's investment must be determined.

     The Fund has filed an election with the Securities and Exchange Commission which permits the Fund to make redemption payments in whole or in part in securities or other property if the Trustees determine that existing conditions make cash payments undesirable. However, the Fund has committed to pay in cash all redemptions for any shareholder, limited in amount with respect to each shareholder during any ninety day period to the lesser of (a) $250,000 or (b) one percent of the net asset value of the Fund at the beginning of such period.

     As of May 21, 1999 the following persons may be deemed to beneficially own five percent (5%) or more of the Class Y shares of the Fund: Firstar Bank, N.A., trustee of the First Cinco omnibus accounts, PO Box 1118 ML 6120, Cincinnati, Ohio 45201 - 99.37%. As of May 21, 1999, the following persons may be deemed to beneficially own five percent (5%) or more of the Class B shares of the Fund:
[Louis S. Ross, IRA, 6221 N. Applecross Rd., Highland Heights, OH 44143 -- 14.12%; John C. Loebs & Diann E. Loebs, JTWROS, 14680 Winfield Park Dr., Novelty, OH 44072 -- 8.77%; Kenneth A. Burke, IRA, 611 Jefferson Dr., Cleveland, OH 44143 -- 72.61%.] As of May 21, 1999, Firstar Bank, N.A. may be deemed to control the Fund as a result of its beneficial ownership of the shares of the Fund.


ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS


     This section contains a more detailed discussion of some of the investments the Fund may make and some of the techniques it may use


Equity Securities


     The Fund may invest in common stock, preferred stock and common stock equivalents (such as convertible preferred stock and convertible debentures) of real estate related companies (including REITs) and other companies. Convertible preferred stock is preferred stock that can be converted into common stock pursuant to its terms. Convertible debentures are debt instruments that can be converted into common stock pursuant to their terms. The Adviser intends to invest only in convertible debentures rated A or higher by Standard & Poor's Corporation ("S&P") or by Moody's Investors Services, Inc. ("Moody's") or, if unrated, are deemed to be of comparable quality by the Adviser. The Fund may hold warrants and rights issued in conjunction with common stock, but in general will sell any such warrants or rights as soon as practicable after they are received. Warrants are options to purchase equity securities at a specified price valid for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders.


Option Transactions


     The Fund may engage in option transactions involving individual securities and stock indexes. An option involves either (a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option, or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a stock index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. Options are sold (written) on securities and stock indexes. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a stock index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option. Options are traded on organized exchanges and in the over-the-counter market. To cover the potential obligations involved in writing options, the Fund will either (a) own the underlying security, or in the case of an option on a market index, will hold a portfolio of stocks substantially replicating the movement of the index, or (b) the Fund will segregate with the Custodian high grade liquid debt obligations sufficient to purchase the underlying security or equal to the market value of the stock index option, marked to market daily.

     The purchase and writing of options requires additional skills and techniques beyond normal portfolio management, and involves certain risks. The purchase of options limits the Fund's potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in the Fund losing a greater percentage of its investment than if the transaction were effected directly. When the Fund writes a call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. When the Fund writes a put option, it will assume the risk that the price of the underlying security or instrument will fall below the exercise price, in which case the Fund may be required to purchase the security or instrument at a higher price than the market price of the security or instrument. In addition, there can be no assurance that the Fund can effect a closing transaction on a particular option it has written. Further, the total premium paid for any option may be lost if the Fund does not exercise the option or, in the case of over-the-counter options, the writer does not perform its obligations.

Loans of Portfolio Securities


     The Fund may make long- and short-term loans of its portfolio securities. Under the lending policy authorized by the Board of Trustees and implemented by the Adviser in response to requests of broker-dealers or institutional investors which the Adviser deems qualified, the borrower must agree to maintain collateral, in the form of cash or U.S. government obligations, with the Fund on a daily mark-to-market basis in an amount at least equal to 100% of the value of the loaned securities. The Fund will continue to receive dividends or interest on the loaned securities and may terminate such loans at any time or require such securities in time to vote on any matter which the Adviser determines to be important. With respect to loans of securities, there is the risk that the borrower may fail to return the loaned securities or that the borrower may not be able to provide additional collateral.


Corporate Debt Securities


     Corporate debt securities are bonds or notes issued by corporations and other business organizations, including business trusts, in order to finance their credit needs. Corporate debt securities include commercial paper which consists of short term (usually from one to two hundred seventy days) unsecured promissory notes issued by corporations in order to finance their current operations. Under normal circumstances, the Fund may invest up to 5% of its net assets in corporate bonds and notes. The Fund intends to invest only in fixed income securities rated A or higher by Moody's Investors Services, Inc. or by Standard and Poor's Corporation or, if unrated, are deemed to be of comparable quality by the Adviser


U.S. Government Obligations


     U.S. government obligations may be backed by the credit of the government as a whole or only by the issuing agency. U.S. Treasury bonds, notes, and bills and some agency securities, such as those issued by the Federal Housing Administration and the Government National Mortgage Association (GNMA), are backed by the full faith and credit of the U.S. government as to payment of principal and interest and are the highest quality government securities. Other securities issued by U.S. government agencies or instrumentalities, such as securities issued by the Federal Home Loan Banks and the Federal Home Loan Mortgage Corporation, are supported only by the credit of the agency that issued them, and not by the U.S. government. Securities issued by the Federal Farm Credit System, the Federal Land Banks, and the Federal National Mortgage Association (FNMA) are supported by the agency's right to borrow money from the U.S. Treasury under certain circumstances, but are not backed by the full faith and credit of the U.S. government. Under normal circumstances, the Fund may invest up to 5% of its net assets in U.S. government obligations.


Repurchase Agreements


     The Fund may invest in repurchase agreements fully collateralized by U.S. Government obligations. A repurchase agreement is a short-term investment in which the purchaser (i.e., the Fund) acquires ownership of a U.S. Government obligation (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which the Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying security and losses in value. However, the Fund intends to enter into repurchase agreements only with banks with assets of $1 billion or more and registered securities dealers determined by the Advisor (subject to review by the Board of Trustees) to be creditworthy. The Advisor monitors the creditworthiness of the banks and securities dealers with which the Fund engages in repurchase transactions.


INVESTMENT LIMITATIONS

     Fundamental. The investment limitations described below have been adopted by the Trust with respect to the Fund and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and the Statement of Additional Information, the term "majority" of the outstanding shares of the Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

     1. Borrowing Money. The Fund will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

     2. Senior Securities. The Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is (a) consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff and (b) as described in the Prospectus and the Statement of Additional Information.

     3. Underwriting. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

     4. Real Estate. The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

         5. Commodities. The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

     6. Loans. The Fund will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

     7. Concentration. The Fund will not invest 25% or more of its total assets in any particular industry other than the real estate industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

     With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

     Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

     Non-Fundamental. The following limitations have been adopted by the Trust with respect to the Fund and are Non-Fundamental (see "Investment Limitations" above).

     1. Pledging. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

     2. Borrowing. The Fund will not purchase any security while borrowings (including reverse repurchase agreements) representing more than 5% of its total assets are outstanding. The Fund will not engage in borrowing or enter into reverse repurchase agreements.

     3. Margin Purchases. The Fund will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

     4. Options. The Fund will not purchase or sell puts, calls, options or straddles, except as described in the Prospectus and the Statement of Additional Information.

     5. Short Sales. The Fund will not effect short sales of securities.

     6. Illiquid Securities. The Fund will not purchase securities that are restricted as to resale or otherwise illiquid. For this purpose, illiquid securities generally include securities which cannot be disposed of within seven days in the ordinary course of business without taking a reduced price.

     7. Money Market Funds. The Fund will not purchase shares of any money market fund if immediately after such purchase more than 3 percent of the total outstanding shares of the money market fund would be owned by the Fund and its affiliates.

THE INVESTMENT ADVISER


     The Fund's investment adviser is Firstar Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45201 ("Firstar Bank" or the "Adviser"). The Adviser is a wholly owned subsidiary of Firstar Corporation. Because of internal controls maintained by the Adviser to restrict the flow of non-public information, Fund investments are typically made without any knowledge of Firstar Bank's or its affiliates' lending relationships with an issuer.

     Under the terms of the management agreement (the "Agreement"), the Adviser manages the Fund's investments subject to approval of the Board of Trustees. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.75% of the average daily net assets of the Fund. The Adviser may waive all or part of its fee, at any time, and at its sole discretion, but such action shall not obligate the Adviser to waive any fees in the future. For the fiscal year ended March 31, 1999, and for the period from June 24, 1997 (commencement of operations) through March 31, 1998, the Fund paid fees to the Adviser of $281,358 and $214,090, respectively.

     The Adviser retains the right to use the names "Star," "Star Select," and" "Star Select REIT-Plus" or any variation thereof in connection with another investment company or business enterprise with which the Adviser is or may become associated. The Trust's right to use such names automatically ceases ninety days after termination of the Agreement and may be withdrawn by the Adviser on ninety days written notice.

     The Adviser will, and other banks and financial institutions may, provide shareholder services and administer shareholder accounts. The Glass-Steagall Act prohibits banks from engaging in the business of underwriting, selling or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, management of the Fund believes that the Glass-Steagall Act should not preclude a bank from providing shareholder and shareholder account services. However, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law. If a bank were prohibited from continuing to perform all or a part of such services, management of the Fund believes that there would be no material impact on the Fund or its shareholders. Banks may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks which provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities. The Fund will not purchase securities issued by FirstarBanc Corporation, the Adviser, or any of its affiliates.

TRUSTEES AND OFFICERS

     The names of the Trustees and executive officers of the Trust are shown below.

Name, Address and Age               Positions with the Trust & Principal Occupations During Past 5 Years
------------------------            --------------------------------------------------------------------


* Timothy L. Ashburn (48)           Trustee (Chairman of the Board) and President of  the Trust and The Unified Funds; Chairman  of
  431 N. Pennsylvania St.           the Board,  Unified  Internet Indianapolis, IN  46204 Services, Inc. (February 1998 to present);
  Indianapolis, IN 46204            Chairman  of  the Board  and  President,  Unified Investment Advisers,  Inc.  (December  1994 to
                                    present) ;  Chairman  of  the  Board, Unified  Financial  Services,  Inc. , Unified  Management
                                    Corporation  and  Unified  Fund  Services,  Inc.(December 1989  to  present);  Director, Health
                                    Financial, Inc. (June 1997 to present); Trust Division  Manager  and  Senior Trust Officer, Vine
                                    Street Trust Company (July 1991 to April 1994).

  Daniel J. Condon (48)             Trustee of the Trust and The Unified Funds; Vice President and Officer, International Crankshaft
  101 Carley Court                  Inc. (1990 to present).
  Georgetown, KY 40324

  Philip L. Conover (53)            Trustee of the Trust and The Unified Funds; Private investor and financial Consultant (self -
  8218 Cypress Hollow               employed);  part-time Adjunct Professor of Finacne, University of South Florida (August 1994 to
  Sarasota,FL  34238                to  present);Managing Director  and Chief  Operating  Officer,  Federal  Housing Finance  Board
                                    (November  1990 through April 1994).

  David E. LaBelle (50)             Trustee  of  the Trust  and  The Unified  Funds;  Vice  President of Compensation and Benefits,
  5005 LBJ Freeway                  Occidental Petroleum Corporation May 1993 to  present);  Vice  President  of Human  Resources,
  Dallas, TX 76092                  Island Creek Coal Company (A subsidiary of Occidental Petroleum) (June 1990 to April 1993).



* Jack R. Orben (61)                Trustee of the Trust and The Unified Funds; Director, Unified Financal Services, Inc.; Chairman
  40 Wall St.                       and  CEO,  Associated  Family  Services (January 1980  to  present); Chairman and CEO, Starwood
  New York, NY  10005               Corporation  (March  1984  to  present);  Chairman,  Fiduciary  Counsel,  Inc. (April  1979  to
                                    present);  Chairman,  Estate Management Company (January 1978 to present).

  Thomas G. Napurano (58)           Treasurer of  the  Trust and  The  Unified Funds; Treasurer and Chief Financial Officer, Unified
  431 N. Pennsylvania St.           Internet Services, Inc. (February 1998 to present);  Chief Financial Officer, Unified Investment
  Indianapolis, IN 46204            Advisers,  Inc. (January 1995 to present);  Senior Vice  President and Chief  Financial  Officer
                                    of Unified Financial Services,  Inc., Unified Management Corporation and Unified Fund Services,
                                    Inc. (1990 to present).

  Carol J. Highsmith (34)          Secretary  of  the  Trust and  The  Unified  Funds; Secretary  of  Unified Fund Services, Inc.,
  431 N.Pennsylvania  St.          Unified  Management   Corporation  and  Unified Internet Services, Inc.;  Secretary  of  Unified
  Indianapolis,IN 46204            Financial Services, Inc. and Unified Investment Advisers, Inc.(October 1996 to present);employed by Unified Fund Services, Inc. (November 1994 to present).

* Unified Fund Services, Inc. is the Fund's transfer agent and administrator, and Unified Management Corporation is the Fund's principal underwriter. Unified Fund Services, Inc. and Unified Management Corporation are subsidiaries of Unified Financial Services, Inc. Mr. Ashburn and Mr. Orben may each be deemed to be an "interested person" of the Trust, as defined in the Investment Company Act of 1940, because of their respective positions with Unified Holdings, Inc. and its subsidiaries.

     Trustee fees are Trust expenses. The following table sets forth the Trustees' compensation for the fiscal year ended March 31, 1999.

=============================== ============================================
                                          Total Compensation from Trust
        Name                          (the Trust is not in a Fund Complex)
=============================== ============================================
Timothy L. Ashburn                                     $0
=============================== ============================================
Daniel J. Condon                                     $4,000
=============================== ============================================
Philip L. Conover                                    $4,000
=============================== ============================================
David E. LaBelle                                     $4,000
=============================== ============================================
Jack R. Orben                                          $0
=============================== ============================================

PORTFOLIO TRANSACTIONS AND BROKERAGE

     Subject to policies established by the Board of Trustees of the Trust, the Adviser is responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions. In placing portfolio transactions, the Adviser seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.


     The Adviser is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Adviser exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Adviser's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to its obligation of seeking best qualitative execution, the Adviser may give consideration to sales of shares of the Fund as a factor in the selection of brokers and dealers to execute portfolio transactions.


     Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Adviser in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Adviser in connection with its services to the Fund. Although research services and other information are useful to the Fund and the Adviser, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Adviser that the review and study of the research and other information will not reduce the overall cost to the Adviser of performing its duties to the Fund under the Agreement.

     Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

     Although investment decisions for the Fund are made independently from those of the other accounts managed by the Adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the Adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.


     When the Fund and another of the Adviser's clients seek to purchase or sell the same security at or about the same time, the Adviser may execute the transaction on a combined ("blocked") basis. Blocked transactions can produce better execution for the Fund because of the increased volume of the transaction. If the entire blocked order is not filled, the Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. In the event that the entire blocked order is not filled, the purchase or sale will normally be allocated on a pro rata basis. Due to research services provided by brokers, the Fund directed to brokers $257,931,527 of brokerage transactions (on which commissions were $94,143.88) during the fiscal year ended March 31, 1999.

DISTRIBUTION PLAN

     With respect to the Fund, the Trust has adopted a Plan pursuant to Rule 12b-1 which was promulgated by the Securities and Exchange Commission pursuant to the Investment Company Act of 1940 (the "Plan"). The Plan provides for payment of fees to Unified Management Corporation to finance any activity which is principally intended to result in the sale of the Fund's shares subject to the Plan. Such activities may include the advertising and marketing of shares of the Fund; preparing, printing, and distributing prospectuses and sales literature to prospective shareholders, brokers, or administrators; and implementing and operating the Plan. Pursuant to the Plan, Unified Management, Inc. may pay fees to brokers and others for such services. The Trustees expect that the adoption of the Plan will result in the sale of a sufficient number of shares so as to allow the Fund to achieve economic viability. It is also anticipated that an increase in the size of the Fund will facilitate more efficient portfolio management and assist the Fund in seeking to achieve its investment objective.

SHAREHOLDER SERVICES PLAN


     This arrangement permits the payment of fees to the Fund and, indirectly, to financial institutions to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to, providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing divided options, account designations, and addresses.


CONVERSION TO FEDERAL FUNDS


     It is the Fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. Firstar Bank acts as the shareholder's agent in depositing checks and converting them to federal funds.


DETERMINATION OF SHARE PRICE

     The price (net asset value) of the shares of the Fund is determined as of 4:00 p.m., Eastern time on each day the Trust is open for business and on any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. For a description of the methods used to determine the net asset value (share price), see "Share Price Calculation" in the Prospectus.

INVESTMENT PERFORMANCE


     The Fund may periodically a dvertise the average annual total return for its shares. "Average annual total return," as defined by the Securities and Exchange Commission, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending redeemable value, according to the following formula: P(1+T)n=ERV


Where:   P        =        a hypothetical $1,000 initial investment
                  T        =        average annual total return
                  n        =        number of years
                  ERV               = ending  redeemable value at the end of the
                                    applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period.

The computation assumes that all dividends and distributions are reinvested at the net asset value on the reinvestment dates and that a complete redemption occurs at the end of the applicable period.


     The Fund may also periodically advertise the total return for its shares over various periods in addition to the value of a $10,000 investment (made on the date of the initial public offering of its shares) as of the end of a specified period. The "total return" for its shares refers to the percentage change in the value of an account between the beginning and end of the stated period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions.

     The Fund's investment performance will vary depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing the Fund's performance to those of other investment companies or investment vehicles. The risks associated with the Fund's investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue.

     From time to time, in advertisements, sales literature and information furnished to present or to prospective shareholders, the performance of the Fund may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the Fund or considered to be representative of the stock market in general. The Fund may use the NAREIT (National Association of Real Estate Investment Trusts) Index, the Standard & Poor's 500 Stock Index or the Dow Jones Industrial Average.


     In addition, the performance of the Fund may be compared to other groups of mutual funds tracked by any widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc. or Morningstar, Inc. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of the Fund. Performance rankings and ratings reported periodically in national financial publications such as Barron's and Fortune also may be used. The Fund's average annual total return of Class Y shares of the Fund for the one, five and ten year periods ended March 31, 1999 was ____%, ____% and _____%, respectively.


CUSTODIAN


     In addition to acting as the Fund's Adviser, Firstar Bank, is Custodian of the Fund's investments. As Custodian, Firstar Bank acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund's request and maintains records in connection with its duties. As Custodian, Firstar Bank receives a monthly fee at the annual rate of 0.025% of the total assets of the Fund on the last business day of each month.


TRANSFER AGENT AND ADMINISTRATOR


     Unified Fund Services, Inc.("Unified"), 431 N. Pennsylvania, Indianapolis, Indiana 46204, acts as the Fund's transfer agent and, in such capacity, maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. In addition, Unified Fund Services, Inc., in its capacity as Fund administrator, provides the Fund with certain monthly reports, record-keeping and other management-related services. Unified also provides fund accounting services to the Fund including maintaining the Fund's accounts, books and records and calculating the daily net asset value. For these administrative and fund accounting services, it receives a monthly fee from the Fund equal to an annual average rate of 0.18% of the Fund's average daily net assets.. For the fiscal year ended March 31, 1999, and for the period from June 24, 1997 (commencement of operations) through March 31, 1998, Unified received $________, and $___________, respectively, for its services as administrator and fund accountant.


ACCOUNTANTS


     The firm of McCurdy & Associates, CPA's, 27955 Clemens Road, Westlake, Ohio 44145, has been selected as independent public accountants for the Trust for the fiscal year ending March 31, 2000. McCurdy & Associates performs an annual audit of the Fund's financial statements and provides financial, tax and accounting consulting services as requested.


DISTRIBUTOR

     Unified Management, Inc., 431 N. Pennsylvania, Indianapolis, Indiana 46204, is the exclusive agent for distribution of shares of the Fund. The Distributor is obligated to sell shares of the Fund on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis.

FINANCIAL STATEMENTS


     The financial information required to be included in this Statement of Additional Information is incorporated herein by reference to the Trust's Annual Report to Shareholders dated March 31, 1999. The Fund will provide the Annual Report without charge at written or telephone request. 2883 5/27/99 3:37 PM

                              Firstar Select Funds


PART C.  OTHER INFORMATION
         -----------------

Item 23           Exhibits
-------           --------

                    (a)  Articles of Incorporation.

                    (i) Copy of Registrant's Amended and Restated Declaration of Trust, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.


                    (ii) Copy of  Amendment  No. 1 to  Registrant's  Amended and
                         Restated Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 3, is hereby incorporated by reference.


                    (b) By-laws. Copy of Registrant's By-Laws, which was filed as an Exhibit to Registrant's Registration Statement, is hereby incorporated by reference.

                    (c)  Instruments Defining Rights of Security Holders. None.

                    (d) Investment Advisory Contracts. Copy of Registrant's Management Agreement with its Adviser, Firstar Bank, N.A., which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

                    (e) Underwriting Contracts. Copy of Registrant's Distribution Agreement with Unified Management Corporation, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

                    (f)  Bonus or Profit Sharing Contracts. None.

                    (g) Custodian Agreements. Copy ofRegistrant's Agreement with the Custodian, Firstar Bank, N.A., which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

                    (h)  Other Material Contracts. None.


                    (i)  Legal Opinion.
                         (i)  Opinion of Brown,  Cummins & Brown Co.,  L.P.A.,
                         which  was  filed  as  an  Exhibit  to   Registrant's
                         Pre-Effective Amendment No. 1, is hereby incorporated by reference.


                         (ii) Consent of Brown, Cummins & Brown Co., L.P.A. is filed herewithin.


                    (j) Other Opinions. Consent of McCurdy & Associates is filed herewith.


                    (k)  Omitted Financial Statements. None.

                    (l) Initial Capital Agreements. Copy of Letter of Initial Stockholders, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

                    (m) (i) Distribution Plan, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

                        (ii)   Exhibit to Distribution Plan, which was filed
                         as an Exhibit to Registrant's Post-Effective Amendment No. 2, is hereby incorporated by reference.

                    (n)  Financial Data Schedule. None.

                    (o) Rule 18f-3 Plan. Copy of Registrant's Rule 18f-3 Plan, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 2, is hereby incorporated by reference.

                    (p) Powers of Attorney for the Trust, the Trustees and Officers, which were filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, are hereby incorporated by reference.

Item 24. Persons Controlled by or Under Common Control with the Registrant
--------------------------------------------------------------------------


          As of May 21, 1999, Firstar Bank, N.A., trustee of the First Cinco omnibus accounts, was the record owner of a majority of the outstanding shares of the Fund. As a result, First Cinco and the Firstar Select REIT-Plus Fund may be under the common control of Firstar Bank, N.A.


Item 25. Indemnification
------------------------

          (a) Article VI of the Registrant's Declaration of Trust provides for indemnification of officers and Trustees as follows:

                         Section 6.4 Indemnification of Trustees, Officers, etc.
                    Subject to and except as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

                         Section 6.5 Advances of Expenses. The Trust shall advance attorneys' fees or other expenses incurred by a Covered Person in defending a proceeding to the full extent permitted by the Securities Act of 1933, as amended, the 1940 Act, and Ohio Revised Code Chapter 1707, as amended. In the event any of these laws conflict with Ohio Revised Code
                    Section 1701.13(E), as amended, these laws, and not Ohio Revised Code Section 1701.13(E), shall govern.

                         Section 6.6 Indemnification Not Exclusive, etc. The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, "Covered Person" shall include such person's heirs, executors and administrators. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

               The Registrant may not pay for insurance which protects the Trustees and officers against liabilities rising from action involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices.

               (b) The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover its Advisers, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

               (c) Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Ohio law and the Agreement and Declaration of the Registrant or the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser
-------------------------------------------------------------


          A. Firstar Bank, N.A. ("Firstar"), a national bank, was founded in 1863 and is the largest bank and trust organization of Firstar Corporation. Firstar Bank had an asset base of $38 billion as of December 31, 1998. Firstar's expertise in trust administration, investments and estate planning ranks among the most predominant trust institutions in the Midwest, with assets under management of $12 billion as of December 31, 1998.

          B. Information with respect to the officers and directors of Firstar, any other business, profession, vocation, or employment of a substantial nature in which each such officer and director is or has been engaged during the past two years, is incorporated by reference to the most recent Form 10-K of Firstar Corporation filed under the Securities Act of 1933 ( File No. 333-64099).


Item 27.  Principal Underwriters
--------  ----------------------


          (a) Unified Management Corporation, the Registrant's Distributor, acts as distributor for the following funds:


Industry Leaders                            The Julis Bear Investments Funds
104 Summit Ave.                             330 Madison Ave.
Summis, NJ  07902                           New York, NY  10017

Labrador Mutual Fund                        Milestone Funds
2344  Corte De La Jara                      1 Executive Blvd.
Pleasanton, CA 94566                        Yonkers, NY

Saratoga Advantage Trust                    Securities Management & Timing Funds
1501 Franklin Ave.                          620Woodmere Ave. Suite B
Mineloa, NY  11501                          Traverse City, MI  49686

Sparrow Funds                               Firstar Select Funds
225 S. Mermec Ave., Suite 732               431 N.Pennsylvania Street
St. Louis, MO  63105                        Indianapolis, IN  46204

The Unified Funds
431 N.Pennsylvania Street
Indianapolis, IN  46204


          (b) Informationwith respect to each director and officer of unified Management Corporation is incorporated by reference to Schedule A of Form BD filed by it under the Securities Exchange Act of 1934 ( File No. 8-23508).

          (c)   Not applicable.


Item 28. Location of Accounts and Records

                  Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant at 431 North Pennsylvania Street, Indianapolis, Indiana 46204 and/or by the Registrant's Custodian, Firstar Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, and/or by the Registrant's Transfer Agent, Unified Fund Services, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204.

Item 29. Management Services Not Discussed in Parts A or B
----------------------------------------------------------

                  None.


Item 30. Undertakings.
----------------------

                  None

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Indianapolis, State of Indiana, on the 1st day of June 1999.

                                                     Firstar Select Funds

                                                     By:/s/
                                                        Carol J. Highsmith,
                                                        Attorney-in-Fact

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Timothy L. Ashburn,
President and Trustee

Thomas G. Napurano,
Treasurer

Daniel J. Condon, Trustee

Philip L. Conover, Trustee

David E. LaBelle, Trustee

Jack R. Orben, Trustee

                                                     By:/s/
                                                        Carol J. Highsmith,
                                                        Attorney-in-Fact
                                                        June 1, 1999

                                  EXHIBIT INDEX


                                                                    PAGE
                                                                    ----




1.      Consent of Brown, Cummins & Brown Co., L.P.A..............EX-99.B10

2       Consent of McCurdy & Associates...........................EX-99.B11